7. Interest in joint venture	12 Months Ended
Dec. 31, 2018
Interest In Joint Venture
Interest in joint venture
Percentage interest held		Equity attributable to the owners
in capital stock and votes		12.31.18	12.31.17
SACME	50.00%	8,844	10,693